AVAILABLE-FOR-SALE AND EQUITY SECURITIES (Details Narrative)	Sep. 30, 2015 USD ($) shares
Fair value of available securities | $	$ 0
Security Innovation [Member]
Number of shares owned	223,317
Xion Pharmaceutical Corporation [Member]
Number of shares owned	60
Ownership percentage	30.00%